FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 4,290	$ 4,135
Fair value	(62,951)	(62,794)
Financial assets	$ 4,290	$ 4,135
Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		2.70%
Rates		2.70%
Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		600.00%
Rates		600.00%
Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.40%
Rates	1.00%	1.40%
Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	260.00%	270.00%
Rates	260.00%	270.00%
Interest rate caps of £ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%	2.00%
Rates	2.00%	2.00%
Interest rate caps of £ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	250.00%	250.00%
Rates	250.00%	250.00%
Interest rate swaps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Rates		1.50%
Rates		1.50%
Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Rates	1.30%	1.30%
Rates	1.30%	1.30%
Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Rates		3.00%
Rates		3.00%
Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%
Rates	3.00%
Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.80%
Rates	0.80%
Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	160.00%
Rates	160.00%
Cross currency swaps of C$ LIBOR Debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.10%	4.30%
Rates	4.10%	4.30%
Cross currency swaps of C$ LIBOR Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	490.00%	5.00%
Rates	490.00%	5.00%
Cash flow hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	7,187	7,774
Fair value	$ 0	$ 0
Notional	7,187	7,774
Financial assets	$ 0	$ 0
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	550.00%
Rates	550.00%
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%
Rates	3.00%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,719	2,877
Fair value	$ (135)	$ (57)
Notional	2,719	2,877
Cash flow hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,899	3,096
Fair value	$ 0	$ 0
Notional	2,899	3,096
Financial assets	$ 0	$ 0
Cash flow hedges | Interest rate swaps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		74
Fair value		$ 0
Notional		74
Financial assets		$ 0
Cash flow hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	110	109
Fair value	$ 0	$ 0
Notional	110	109
Financial assets	$ 0	$ 0
Cash flow hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		184
Fair value		$ 0
Notional		184
Financial assets		$ 0
Cash flow hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	177
Fair value	$ 0
Notional	177
Financial assets	$ 0
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	401
Fair value	$ (10)
Notional	401
Financial assets	$ (10)
Cash flow hedges | Cross currency swaps of C$ LIBOR Debt
Disclosure of detailed information about financial instruments [line items]
Notional	250	600
Fair value	$ (12)	$ (95)
Notional	250	600